Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS
The short-term financial instruments, which consist of cash and cash equivalents, restricted cash, receivables, short-term investments, prepayments and other current assets, loan receivables, payables and amounts due to related parties, except for those subject to fair value measurement, are recorded at costs less credit loss allowance when applicable, which approximate their fair values due to the short-term nature of these financial instruments. The carrying values of non-current restricted cash, investments in debt securities, long-term time deposits, wealth management products with maturities more than one year and long-term receivables, except for those subject to fair value measurement, approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.
As of December 31, 2022 and 2023, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2022	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Exchange traded fund products	700,623	—	700,623	—
Wealth management products	483,807	—	483,807	—

As of December 31, 2023	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Wealth management products	1,111,873	—	1,111,873	—
Investments in debt securities	830,966	—	—	830,966
The fair value of wealth management products and exchange traded fund products are the suggested redemption price provided by the investment bank that sells such financial products. They are observable and market-based inputs but not quoted prices in active markets for identical assets. The total gain recognized for change in fair values are RMB23,967 and RMB12,938 for the years ended December 31, 2021 and 2023, respectively. And the total loss recognized for change in fair values is RMB63,390 for the year ended December 31, 2022.
Key assumptions used in determining the fair values of stock options include expected volatility, risk-free interest rate (per annum), exercise multiples, and fair values of underlying ordinary shares. (see note 17)
The investments in debt securities recorded in long-term investments are investments in redeemable preferred shares that are redeemable at the Group’s option (see note 9). These investments in private companies are classified as Level 3 in fair value hierarchy and measured by market approach or income approach using various unobservable inputs. The market approach takes into consideration several factors including but not limited to market multiple and discount of lack of marketability. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. These factors are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on fair values.
The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurement of fair value. An impairment charge to these investments is recorded when the carry amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group’s equity investments without readily determinable fair values, which do not qualify for net asset value (“NAV”) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative under ASU 2016-01, Recognition and Measurement of Financial Assets and Liabilities, (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. During the year ended December 31, 2021, the Group determined that certain of its equity investments were impaired based on future cash flows projection and recorded impairment charges of RMB111,567. During the years ended December 31, 2022 and 2023, the Group did not recognize any impairment loss relating to its equity investments.
Certain
non-financial
assets are measured at fair value on a nonrecurring basis, including property and equipment, goodwill, intangible assets and operating lease right-of-use
assets and land use rights, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other assumptions to the discounted cash flow valuation methodology. During the years ended December 31, 2021, 2022 and 2023, the Group did not recognize any non-financial
assets impairment.